Revenues	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenues	Revenues
28.1    Nature of goods sold and services
The information sets below described the core activities of the business units from which the Company generates its revenues. According to the revenue standard, the performance obligation for the Company’s business units is satisfied at a point when the control of goods and services is transferred to the customers. For detailed information about business segments, see Note 27.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms
Coca-Cola FEMSA	Beverages sales	Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.
	Services revenues	Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the service is delivered to the customer.
Proximity Americas Division	Products sales	Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.
	Commercial revenues	Includes mainly the commercialization of spaces into within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is rendered to the customer.
Proximity Europe Division	Products sales	Operates a chain of small-box retail and foodvenience in Switzerland, Germany, Austria, Luxembourg and the Netherlands including as some of its principal products as tobacco, lottery products, snacks, press, food, fresh products, pretzels and drinks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.
	Services revenues	Includes mainly the revenues related to financial services. The performance obligation is satisfied at the point in time the service is rendered to the customer.
Health Division	Product sales	The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.
	Services revenues	Rendering of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.
Fuel Division	Product sales	The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.
Others	Production and sale of commercial refrigeration, plastic solutions, sale of equipment for food processing. Integral logistic services.	Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Also includes the design, manufacturing, and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded.

Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily, monthly or based upon the customer’s request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

The recognition of revenue in other business lines is performed at the point of sale or in time the control of the product is transferred to the customer.
28.3    Contract balances
As of December 31, 2023 and 2022, no significant cost was incurred to obtain or perform on a contract that might be capitalized as contract assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate with them.
28.4 Transaction price assigned to remaining performance obligations
There were not other performance obligations identified in customer contracts from the ones included in the transaction price. The Company considers highly probable the variable considerations identified per each business unit; therefore it is not expected that a significant reversion of the revenue amount could occurs.